Submission	Oct. 05, 2026
Submission [Line Items]
Central Index Key	0001992243
Registrant Name	T1 Energy Inc.
Registration File Number	333-292857
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A